COMMITMENTS AND CONTINGENCIES - Schedule of Future Minimum Lease Commitments (Details) $ in Thousands	Dec. 31, 2022 USD ($)
Operating Leases
2023	$ 3,329
2024	3,442
2025	3,727
2026	3,822
2027	3,922
Thereafter	15,018
Total lease payments	33,260
Less tenant improvement allowance	(1,549)
Less imputed interest	(5,915)
Present value of lease liabilities	$ 25,796